Investment Objectives and Goals	Dec. 01, 2025
RANGER SMALL CAP FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
RANGER MICRO CAP FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.